Unsecured senior notes (Tables) - Unsecured senior notes	12 Months Ended
Mar. 31, 2017
Unsecured senior notes
Summary of the unsecured senior notes

	Amounts	Effective interest rate
	(in millions of RMB)
US$300 million floating rate notes due 2017	2,066	1.69%
US$1,000 million 1.625% notes due 2017	6,883	1.77%
US$2,250 million 2.500% notes due 2019	15,434	2.67%
US$1,500 million 3.125% notes due 2021	10,268	3.26%
US$2,250 million 3.600% notes due 2024	15,414	3.68%
US$700 million 4.500% notes due 2034	4,760	4.60%

Carrying value	54,825
Unamortized discount and debt issuance costs	298

Total principal amounts of unsecured senior notes	55,123
Less: current portion of principal amounts of unsecured senior notes	(8,957)

Non-current portion of principal amounts of unsecured senior notes	46,166

Schedule of future principal payments due

Principal amounts
(in millions of RMB)
Within 1 year	8,957
Between 1 to 2 years	—
Between 2 to 3 years	15,503
Between 3 to 4 years	—
Between 4 to 5 years	10,336
Thereafter	20,327

55,123